Revenue and other group-wide disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of revenue by country and by major collaboration partner
Revenues in the table below are attributable to individual countries and are based on the location of the Group’s collaboration partners.

Revenues by country
in TCHF, for the six months ended June 30	2025	2024

Switzerland	—	4,289
Total revenues	—	4,289

Analysis of revenue by major alliance partner
in TCHF, for the six months ended June 30	2025	2024

Novartis AG, Switzerland	—	4,289
Total revenues	—	4,289

Revenues by country
in TCHF, for the three months ended June 30	2025	2024

Switzerland	—	1,551
Total revenues	—	1,551

Analysis of revenue by major alliance partner
in TCHF, for the three months ended June 30	2025	2024

Novartis AG, Switzerland	—	1,551
Total revenues	—	1,551